Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,704,000.00
Previously Paid Amount	0.00
Total Fee Amount	322.25
Total Offset Amount	0.00
Net Fee	322.25
Narrative - Max Aggregate Offering Price	$ 3,704,000.00
Final Prospectus	true